Note 11. Industry Segments: Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total Revenues	$ 1,042,237	$ 349,161	$ 2,550,060	$ 358,861	$ 722,912	$ 43,874
Net Loss from Operations	(784,524)	(450,000)	(2,235,630)	(688,899)	(1,106,878)	(22,841)
Capital Expenditures	445,451	3,239,961	10,904,824	9,924,565
Depreciation and amortization	501,082	189,331	1,250,726	211,304	457,803	0
Goodwill	7,917,853	3,742,465	7,917,853	3,742,465	4,389,664	0
Total Assets	63,662,575	24,278,899	63,662,575	24,278,899	$ 23,785,496	$ 48,724
GIG
Total Revenues	83,089	0	276,850	0
Net Loss from Operations	(237,342)	0	(480,585)	0
Capital Expenditures	0	0	1,265,000	0
Depreciation and amortization	71,851	0	119,926	0
Goodwill	592,325	0	592,325	0
Total Assets	1,653,998	0	1,653,998	0
LMH
Total Revenues	959,148	349,161	2,273,210	349,161
Net Loss from Operations	(203,649)	(174,776)	(663,387)	(206,737)
Capital Expenditures	445,451	3,239,961	9,639,824	9,924,565
Depreciation and amortization	429,231	189,331	1,130,800	211,304
Goodwill	7,325,528	3,742,465	7,325,528	3,742,465
Total Assets	19,371,609	10,094,712	19,371,609	10,094,712
Unallocated
Total Revenues	0	0	0	9,700
Net Loss from Operations	(343,533)	(275,224)	(1,091,658)	(482,162)
Capital Expenditures	0	0	0	0
Depreciation and amortization	0	0	0	0
Goodwill	0	0	0	0
Total Assets	$ 42,636,968	$ 14,184,187	$ 42,636,968	$ 14,184,187